Distribution Date:	08/17/26	BBCMS Mortgage Trust 2024-C24
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Master Servicer	KeyBank N.A.
Bond / Collateral Reconciliation - Cash Flows	6		www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Balances	7		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	ahundertmark@argenticservices.com
			740 East Campbell Road, Suite 600 | Richardson, TX 75081 | United States
Mortgage Loan Detail (Part 2)	15-16
		Trustee	Computershare Trust Company, N.A.
Principal Prepayment Detail	17
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Detail	18			trustadministrationgroup@computershare.com
Delinquency Loan Detail	19		9062 Old Annapolis Road | Columbia, MD 21045 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Historical Liquidated Loan Detail	24		Attention: Reporting	Reporting@belloakadvisors.com
Historical Bond / Collateral Loss Reconciliation Detail	25		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Interest Shortfall Detail - Collateral Level	26	Directing Certificateholder	Argentic Securities Income USA 2 LLC
Supplemental Notes	27		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07336VAS0	5.229000%	8,900,000.00	3,980,852.99	146,469.11	17,346.57	0.00	0.00	163,815.68	3,834,383.88	30.22%	30.00%
A-2	07336VAT8	6.114000%	96,400,000.00	96,400,000.00	0.00	491,158.00	0.00	0.00	491,158.00	96,400,000.00	30.22%	30.00%
A-5	07336VAU5	5.419000%	367,580,000.00	367,580,000.00	0.00	1,659,930.02	0.00	0.00	1,659,930.02	367,580,000.00	30.22%	30.00%
A-SB	07336VAV3	5.598000%	12,711,000.00	12,711,000.00	0.00	59,296.82	0.00	0.00	59,296.82	12,711,000.00	30.22%	30.00%
A-S	07336VAW1	5.867000%	86,712,000.00	86,712,000.00	0.00	423,949.42	0.00	0.00	423,949.42	86,712,000.00	17.63%	17.50%
B	07336VAX9	5.718000%	32,951,000.00	32,951,000.00	0.00	157,011.51	0.00	0.00	157,011.51	32,951,000.00	12.84%	12.75%
C	07336VAY7	6.000000%	21,678,000.00	21,678,000.00	0.00	108,390.00	0.00	0.00	108,390.00	21,678,000.00	9.70%	9.63%
D	07336VAE1	4.250000%	13,007,000.00	13,007,000.00	0.00	46,066.46	0.00	0.00	46,066.46	13,007,000.00	7.81%	7.75%
E	07336VAG6	4.250000%	6,937,000.00	6,937,000.00	0.00	24,568.54	0.00	0.00	24,568.54	6,937,000.00	6.80%	6.75%
F	07336VAJ0	4.250000%	12,140,000.00	12,140,000.00	0.00	42,995.83	0.00	0.00	42,995.83	12,140,000.00	5.04%	5.00%
G-RR	07336VAL5	7.423880%	8,671,000.00	8,671,000.00	0.00	53,643.72	0.00	0.00	53,643.72	8,671,000.00	3.78%	3.75%
H-RR*	07336VAN1	7.423880%	26,014,778.00	26,014,778.00	0.00	144,376.57	0.00	0.00	144,376.57	26,014,778.00	0.00%	0.00%
R	07336VAQ4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			693,701,778.00	688,782,630.99	146,469.11	3,228,733.46	0.00	0.00	3,375,202.57	688,636,161.88

X-A	07336VAZ4	1.862336%	485,591,000.00	480,671,852.99	0.00	745,976.97	0.00	0.00	745,976.97	480,525,383.88
X-B	07336VBA8	1.571218%	141,341,000.00	141,341,000.00	0.00	185,064.56	0.00	0.00	185,064.56	141,341,000.00
X-D	07336VAA9	3.173880%	19,944,000.00	19,944,000.00	0.00	52,749.88	0.00	0.00	52,749.88	19,944,000.00
X-F	07336VAC5	3.173880%	12,140,000.00	12,140,000.00	0.00	32,109.08	0.00	0.00	32,109.08	12,140,000.00
Notional SubTotal			659,016,000.00	654,096,852.99	0.00	1,015,900.49	0.00	0.00	1,015,900.49	653,950,383.88

Deal Distribution Total					146,469.11	4,244,633.95	0.00	0.00	4,391,103.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07336VAS0	447.28685281	16.45720337	1.94905281	0.00000000	0.00000000	0.00000000	0.00000000	18.40625618	430.82964944
A-2	07336VAT8	1,000.00000000	0.00000000	5.09500000	0.00000000	0.00000000	0.00000000	0.00000000	5.09500000	1,000.00000000
A-5	07336VAU5	1,000.00000000	0.00000000	4.51583334	0.00000000	0.00000000	0.00000000	0.00000000	4.51583334	1,000.00000000
A-SB	07336VAV3	1,000.00000000	0.00000000	4.66500039	0.00000000	0.00000000	0.00000000	0.00000000	4.66500039	1,000.00000000
A-S	07336VAW1	1,000.00000000	0.00000000	4.88916667	0.00000000	0.00000000	0.00000000	0.00000000	4.88916667	1,000.00000000
B	07336VAX9	1,000.00000000	0.00000000	4.76499985	0.00000000	0.00000000	0.00000000	0.00000000	4.76499985	1,000.00000000
C	07336VAY7	1,000.00000000	0.00000000	5.00000000	0.00000000	0.00000000	0.00000000	0.00000000	5.00000000	1,000.00000000
D	07336VAE1	1,000.00000000	0.00000000	3.54166679	0.00000000	0.00000000	0.00000000	0.00000000	3.54166679	1,000.00000000
E	07336VAG6	1,000.00000000	0.00000000	3.54166643	0.00000000	0.00000000	0.00000000	0.00000000	3.54166643	1,000.00000000
F	07336VAJ0	1,000.00000000	0.00000000	3.54166639	0.00000000	0.00000000	0.00000000	0.00000000	3.54166639	1,000.00000000
G-RR	07336VAL5	1,000.00000000	0.00000000	6.18656672	0.00000000	0.00000000	0.00000000	0.00000000	6.18656672	1,000.00000000
H-RR	07336VAN1	1,000.00000000	0.00000000	5.54979058	0.63677576	3.83320665	0.00000000	0.00000000	5.54979058	1,000.00000000
R	07336VAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07336VAZ4	989.86977310	0.00000000	1.53622487	0.00000000	0.00000000	0.00000000	0.00000000	1.53622487	989.56814249
X-B	07336VBA8	1,000.00000000	0.00000000	1.30934803	0.00000000	0.00000000	0.00000000	0.00000000	1.30934803	1,000.00000000
X-D	07336VAA9	1,000.00000000	0.00000000	2.64489972	0.00000000	0.00000000	0.00000000	0.00000000	2.64489972	1,000.00000000
X-F	07336VAC5	1,000.00000000	0.00000000	2.64489951	0.00000000	0.00000000	0.00000000	0.00000000	2.64489951	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	17,346.57	0.00	17,346.57	0.00	0.00	0.00	17,346.57	0.00
A-2	07/01/26 - 07/30/26	30	0.00	491,158.00	0.00	491,158.00	0.00	0.00	0.00	491,158.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,659,930.02	0.00	1,659,930.02	0.00	0.00	0.00	1,659,930.02	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	59,296.82	0.00	59,296.82	0.00	0.00	0.00	59,296.82	0.00
X-A	07/01/26 - 07/30/26	30	0.00	745,976.97	0.00	745,976.97	0.00	0.00	0.00	745,976.97	0.00
X-B	07/01/26 - 07/30/26	30	0.00	185,064.56	0.00	185,064.56	0.00	0.00	0.00	185,064.56	0.00
X-D	07/01/26 - 07/30/26	30	0.00	52,749.88	0.00	52,749.88	0.00	0.00	0.00	52,749.88	0.00
X-F	07/01/26 - 07/30/26	30	0.00	32,109.08	0.00	32,109.08	0.00	0.00	0.00	32,109.08	0.00
A-S	07/01/26 - 07/30/26	30	0.00	423,949.42	0.00	423,949.42	0.00	0.00	0.00	423,949.42	0.00
B	07/01/26 - 07/30/26	30	0.00	157,011.51	0.00	157,011.51	0.00	0.00	0.00	157,011.51	0.00
C	07/01/26 - 07/30/26	30	0.00	108,390.00	0.00	108,390.00	0.00	0.00	0.00	108,390.00	0.00
D	07/01/26 - 07/30/26	30	0.00	46,066.46	0.00	46,066.46	0.00	0.00	0.00	46,066.46	0.00
E	07/01/26 - 07/30/26	30	0.00	24,568.54	0.00	24,568.54	0.00	0.00	0.00	24,568.54	0.00
F	07/01/26 - 07/30/26	30	0.00	42,995.83	0.00	42,995.83	0.00	0.00	0.00	42,995.83	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	53,643.72	0.00	53,643.72	0.00	0.00	0.00	53,643.72	0.00
H-RR	07/01/26 - 07/30/26	30	82,643.16	160,942.15	0.00	160,942.15	16,565.58	0.00	0.00	144,376.57	99,720.02
Totals			82,643.16	4,261,199.53	0.00	4,261,199.53	16,565.58	0.00	0.00	4,244,633.95	99,720.02

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,391,103.06
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,273,499.77	Master Servicing Fee	2,869.65
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,568.19
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	296.56
ARD Interest	0.00	Operating Advisor Fee	1,352.31
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	213.52
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,273,499.77	Total Fees	12,300.23

Principal		Expenses/Reimbursements
Scheduled Principal	146,469.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	9,565.59
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,000.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	146,469.11	Total Expenses/Reimbursements	16,565.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,244,633.95
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	146,469.11
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,391,103.06
Total Funds Collected	4,419,968.88	Total Funds Distributed	4,419,968.88

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	688,782,631.96	688,782,631.96	Beginning Certificate Balance	688,782,630.99
(-) Scheduled Principal Collections	146,469.11	146,469.11	(-) Principal Distributions	146,469.11
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	688,636,162.85	688,636,162.85	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	688,782,631.96	688,782,631.96	Ending Certificate Balance	688,636,161.88
Ending Actual Collateral Balance	688,636,162.85	688,636,162.85

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.97)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.97)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP	Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP
4,999,999 or less	1	3,204,058.20	0.47%	89	8.2500	1.100000	1.29 or less	15	202,875,535.99	29.46%	84	7.2426	1.142002
5,000,000 to 9,999,999	13	98,379,367.23	14.29%	83	7.3761	1.588478	1.30 to 1.49	10	125,114,700.00	18.17%	88	7.1861	1.388695
10,000,000 to 19,999,999	29	415,452,737.42	60.33%	81	7.1669	1.525433	1.50 to 1.89	12	161,966,536.83	23.52%	71	7.2291	1.740450
20,000,000 to 29,999,999	4	87,900,000.00	12.76%	59	7.1060	2.357645	1.90 to 1.99	3	60,000,000.00	8.71%	87	7.7010	1.930000
30,000,000 to 39,999,999	1	30,000,000.00	4.36%	87	7.7010	1.930000	2.00 or greater	9	124,979,390.03	18.15%	69	6.8904	2.393637
40,000,000 to 47,499,999	1	40,000,000.00	5.81%	89	6.9320	1.090000	Totals	50	688,636,162.85	100.00%	79	7.2051	1.625142
47,500,000 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	50	688,636,162.85	100.00%	79	7.2051	1.625142
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP	Washington	2	19,000,000.00	2.76%	89	7.2328	1.443947
Arizona	2	19,535,000.00	2.84%	89	7.2133	1.414134	Wisconsin	5	59,634,632.32	8.66%	89	7.1764	1.197838
California	7	71,715,000.00	10.41%	72	7.2634	2.517603	Totals	90	688,636,162.85	100.00%	79	7.2051	1.625142
Connecticut	1	9,450,000.00	1.37%	88	7.7400	1.020000
									Property Type³
Florida	2	43,619,429.26	6.33%	30	8.1830	1.541509
Georgia	4	21,396,706.61	3.11%	66	7.8072	1.997650		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	5	103,771,831.93	15.07%	88	6.5231	1.667817		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	2	2,200,493.91	0.32%	85	6.4457	1.840000	Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP
Iowa	1	4,597,156.40	0.67%	89	6.9320	1.090000	Industrial	5	35,509,131.43	5.16%	34	7.8201	3.180874
Kansas	1	1,149,543.05	0.17%	85	6.4458	1.840000	Mixed Use	12	36,697,146.39	5.33%	63	7.5523	1.580957
Kentucky	3	14,567,969.63	2.12%	88	6.6566	1.425317	Mobile Home Park	3	14,474,700.00	2.10%	89	6.7000	1.340000
Louisiana	4	6,406,520.33	0.93%	87	6.5803	1.592244	Multi-Family	14	177,087,706.32	25.72%	88	7.2458	1.206392
Maryland	2	61,917,303.56	8.99%	87	7.6621	1.927213	Office	9	98,730,945.66	14.34%	58	7.6769	1.674522
Michigan	12	15,699,123.22	2.28%	89	7.3062	1.412489	Retail	42	297,310,472.93	43.17%	87	6.9567	1.671633
Mississippi	1	1,697,044.40	0.25%	85	6.4457	1.840000	Self Storage	4	15,250,000.00	2.21%	88	6.7040	1.860000
Missouri	1	1,122,272.87	0.16%	85	6.4458	1.840000	Totals	90	688,636,162.85	100.00%	79	7.2051	1.625142
Nevada	1	41,966,824.64	6.09%	89	6.9320	1.090000
New Mexico	2	9,598,686.17	1.39%	88	6.8539	1.210471
North Carolina	3	5,575,703.35	0.81%	85	6.4457	1.840000
Ohio	5	29,822,763.19	4.33%	85	7.0599	1.563433
Oklahoma	2	4,849,896.97	0.70%	85	6.4457	1.840000
Pennsylvania	7	18,497,035.55	2.69%	49	7.4739	1.925598
South Carolina	3	13,686,706.57	1.99%	87	6.9171	1.479924
Tennessee	1	721,610.97	0.10%	85	6.4458	1.840000
Texas	10	92,860,847.82	13.48%	77	7.4336	1.354139

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP	Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP
	6.49999 or less	8	122,040,363.77	17.72%	87	6.3847	1.928495	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.50000 to 6.99999	10	137,839,700.00	20.02%	89	6.8561	1.349243	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	15	201,842,650.85	29.31%	88	7.2696	1.392165	25 months or greater	49	674,936,162.85	98.01%	79	7.2044	1.633162
	7.50000 to 7.99999	12	160,509,390.03	23.31%	70	7.6859	1.964771	Totals	50	688,636,162.85	100.00%	79	7.2051	1.625142
	8.00000 or greater	4	52,704,058.20	7.65%	32	8.2974	1.604895
	Totals	50	688,636,162.85	100.00%	79	7.2051	1.625142
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP	Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP
	59 months or less	6	96,479,390.03	14.01%	28	7.9956	2.145072	Interest Only	37	540,505,063.77	78.49%	78	7.1850	1.679586
60 months to 116 months		43	578,456,772.82	84.00%	88	7.0725	1.547782	358 months or less	12	134,431,099.08	19.52%	83	7.2827	1.446506
	117 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	688,636,162.85	100.00%	79	7.2051	1.625142	Totals	50	688,636,162.85	100.00%	79	7.2051	1.625142
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	13,700,000.00	1.99%	90	7.2400	NAP			No outstanding loans in this group
Underwriter's Information		3	25,000,000.00	3.63%	89	6.9320	1.460000
	12 months or less	41	579,785,799.08	84.19%	78	7.2832	1.627719
	13 months to 24 months	5	70,150,363.77	10.19%	85	6.6501	1.739865
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	688,636,162.85	100.00%	79	7.2051	1.625142
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-1-1	10250874	RT	Schaumburg	IL	Actual/360	6.335%	109,109.73	0.00	0.00	N/A	12/01/33	--	20,000,000.00	20,000,000.00	08/01/26
1-A-1-3	10250875				Actual/360	6.335%	54,554.86	0.00	0.00	N/A	12/01/33	--	10,000,000.00	10,000,000.00	08/01/26
1-A-2-2	10250876				Actual/360	6.335%	136,387.16	0.00	0.00	N/A	12/01/33	--	25,000,000.00	25,000,000.00	08/01/26
1-A-2-4	10250877				Actual/360	6.335%	68,193.58	0.00	0.00	N/A	12/01/33	--	12,500,000.00	12,500,000.00	08/01/26
2-A-1	10250878	Various Various		Various	Actual/360	6.932%	238,768.89	0.00	0.00	N/A	01/06/34	--	40,000,000.00	40,000,000.00	08/06/26
2-A-3	10250880				Actual/360	6.932%	59,692.22	0.00	0.00	N/A	01/06/34	--	10,000,000.00	10,000,000.00	08/06/26
2-A-4	10250881				Actual/360	6.932%	59,692.22	0.00	0.00	N/A	01/06/34	--	10,000,000.00	10,000,000.00	08/06/26
2-A-5	10250882				Actual/360	6.932%	29,846.11	0.00	0.00	N/A	01/06/34	--	5,000,000.00	5,000,000.00	08/06/26
3-A-2-2	10250885	RT	Hanover	MD	Actual/360	7.701%	198,942.50	0.00	0.00	N/A	11/01/33	--	30,000,000.00	30,000,000.00	08/01/26
3-A-3-3	10250886				Actual/360	7.701%	99,471.25	0.00	0.00	N/A	11/01/33	--	15,000,000.00	15,000,000.00	08/01/26
3-A-3-4	10250887				Actual/360	7.701%	99,471.25	0.00	0.00	N/A	11/01/33	--	15,000,000.00	15,000,000.00	08/01/26
4-A-5	10250888	RT	Various	Various	Actual/360	6.446%	102,854.12	0.00	0.00	N/A	09/06/33	--	18,530,581.54	18,530,581.54	08/06/26
4-A-6	10250889				Actual/360	6.446%	68,387.05	0.00	0.00	N/A	09/06/33	--	12,320,865.38	12,320,865.38	08/06/26
4-A-7	10250890				Actual/360	6.446%	54,892.00	0.00	0.00	N/A	09/06/33	--	9,889,547.62	9,889,547.62	08/06/26
4-A-10	10250891				Actual/360	6.446%	76,593.49	0.00	0.00	N/A	09/06/33	--	13,799,369.23	13,799,369.23	08/06/26
5-A-1-1	10250892	OF	Fort Lauderdale	FL	Actual/360	8.250%	162,685.42	0.00	0.00	N/A	12/06/28	--	22,900,000.00	22,900,000.00	08/06/26
5-A-2-1	10250894				Actual/360	8.250%	135,689.58	0.00	0.00	N/A	12/06/28	--	19,100,000.00	19,100,000.00	08/06/26
6-A-1-2	10250896	MF	Houston	TX	Actual/360	7.264%	85,569.92	0.00	0.00	N/A	10/06/33	--	13,680,000.00	13,680,000.00	08/06/26
6-A-2-1	10250897				Actual/360	7.264%	85,507.37	0.00	0.00	N/A	10/06/33	--	13,670,000.00	13,670,000.00	08/06/26
7-A-1-2	10250898	MF	Houston	TX	Actual/360	7.532%	41,574.55	0.00	0.00	N/A	11/06/33	--	6,410,000.00	6,410,000.00	08/06/26
7-A-2-2	10250899				Actual/360	7.532%	41,444.83	0.00	0.00	N/A	11/06/33	--	6,390,000.00	6,390,000.00	07/06/26
8-A-3-1	10250900	MF	Chicago	IL	Actual/360	6.880%	106,640.00	0.00	0.00	N/A	12/06/33	--	18,000,000.00	18,000,000.00	08/06/26
8-A-3-2	10250901				Actual/360	6.880%	71,093.33	0.00	0.00	N/A	12/06/33	--	12,000,000.00	12,000,000.00	08/06/26
9	10250902	IN	North Hollywood	CA	Actual/360	7.530%	129,683.33	0.00	0.00	N/A	01/06/29	--	20,000,000.00	20,000,000.00	08/06/26
10	10250903	MF	Milwaukee	WI	Actual/360	7.188%	113,240.28	39,679.37	0.00	N/A	01/01/34	--	18,295,053.13	18,255,373.76	08/01/26
11-A-2	10250904	OF	West Chester	OH	Actual/360	7.024%	106,755.04	0.00	0.00	N/A	07/06/33	--	17,650,000.00	17,650,000.00	08/06/26
12	10250905	RT	Tucson	AZ	Actual/360	7.298%	105,263.51	0.00	0.00	N/A	01/06/34	--	16,750,000.00	16,750,000.00	08/06/26
13	10250906	OF	Irvine	CA	Actual/360	7.300%	103,720.83	0.00	0.00	N/A	02/06/34	--	16,500,000.00	16,500,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
14	10250907	MF	Milwaukee	WI	Actual/360	7.217%	96,517.76	33,560.57	0.00	N/A	01/01/34	--	15,531,571.34	15,498,010.77	08/01/26
15	10250908	MF	Pasadena	TX	Actual/360	7.576%	105,685.20	0.00	0.00	N/A	02/06/34	--	16,200,000.00	16,200,000.00	08/06/26
16	10250909	MF	Milwaukee	WI	Actual/360	7.217%	93,008.02	32,340.19	0.00	N/A	01/01/34	--	14,966,786.90	14,934,446.71	08/01/26
17-A-1-3	10250910	MF	Various	TX	Actual/360	7.364%	98,986.48	0.00	0.00	N/A	10/06/33	--	15,610,000.00	15,610,000.00	07/06/26
18	10250911	SS	Various	Various	Actual/360	6.704%	88,036.56	0.00	0.00	N/A	12/06/33	--	15,250,000.00	15,250,000.00	08/06/26
19-A-1-2	10250912	MU	Sugar Land	TX	Actual/360	7.966%	102,894.17	0.00	0.00	N/A	11/06/28	--	15,000,000.00	15,000,000.00	08/06/26
20	10248809	MH	Various	Various	Actual/360	6.700%	83,510.98	0.00	0.00	N/A	01/01/34	--	14,474,700.00	14,474,700.00	08/01/26
21	10250913	MF	Greensburg	IN	Actual/360	7.240%	85,411.89	0.00	0.00	N/A	02/06/34	--	13,700,000.00	13,700,000.00	08/06/26
22	10250914	RT	Mill Creek	WA	Actual/360	7.492%	82,255.92	0.00	0.00	N/A	01/06/34	--	12,750,000.00	12,750,000.00	08/06/26
23	10250915	Various Bethlehem		PA	Actual/360	7.550%	77,935.58	8,137.99	0.00	N/A	01/06/29	--	11,987,528.02	11,979,390.03	08/06/26
24-A-6	10250916	RT	Roseville	CA	Actual/360	7.280%	68,957.78	0.00	0.00	N/A	10/05/33	--	11,000,000.00	11,000,000.00	08/05/26
25	10249088	OF	Los Angeles	CA	Actual/360	7.490%	64,497.22	0.00	0.00	N/A	12/06/33	--	10,000,000.00	10,000,000.00	08/06/26
26	10250917	MF	Hartford	CT	Actual/360	7.740%	62,984.25	0.00	0.00	N/A	12/06/33	--	9,450,000.00	9,450,000.00	01/06/26
27	10250918	MF	Milwaukee	WI	Actual/360	7.180%	54,661.97	19,353.13	0.00	N/A	12/01/33	--	8,841,005.89	8,821,652.76	08/01/26
28-A-2	10250919	RT	Woodstock	GA	Actual/360	7.850%	63,068.21	0.00	0.00	N/A	10/06/33	--	9,330,000.00	9,330,000.00	08/06/26
29	10250920	RT	Greenville	SC	Actual/360	7.205%	52,726.37	6,357.65	0.00	N/A	01/06/34	--	8,498,351.44	8,491,993.79	08/06/26
30	10250921	MU	Lakewood	OH	Actual/360	7.431%	52,704.42	5,285.98	0.00	N/A	12/06/33	--	8,236,459.04	8,231,173.06	08/06/26
31	10250922	MU	Claremont	CA	Actual/360	6.650%	45,811.11	0.00	0.00	N/A	12/06/33	--	8,000,000.00	8,000,000.00	08/06/26
32	10250923	IN	Rabun Gap	GA	Actual/360	8.583%	55,431.88	0.00	0.00	N/A	01/06/29	--	7,500,000.00	7,500,000.00	08/06/26
33-A-2	10250924	Various Ann Arbor		MI	Actual/360	7.920%	39,215.00	0.00	0.00	N/A	12/06/33	--	5,750,000.00	5,750,000.00	08/06/26
34	10248026	OF	Dearborn	MI	Actual/360	6.970%	30,699.95	0.00	0.00	N/A	01/01/34	--	5,115,000.00	5,115,000.00	08/01/26
35	10250925	IN	Lebanon	PA	Actual/360	8.250%	22,774.63	1,754.23	0.00	N/A	01/06/34	--	3,205,812.43	3,204,058.20	08/06/26
Totals							4,273,499.77	146,469.11	0.00				688,782,631.96	688,636,162.85
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-1-1	45,810,952.00	40,337,923.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-1-3	45,810,952.00	40,337,923.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-2-2	45,810,952.00	40,337,923.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1-A-2-4	45,810,952.00	40,337,923.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1	0.00	13,766,836.84	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A-2-2	57,659,202.00	56,639,688.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A-3-3	57,659,202.00	56,639,688.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3-A-3-4	57,659,202.00	56,639,688.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-5	0.00	33,804,080.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-6	0.00	33,804,080.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-7	0.00	33,804,080.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-10	0.00	33,804,080.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-1-1	7,077,264.89	3,682,998.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-2-1	7,077,264.89	3,682,998.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1-2	2,002,690.15	2,024,991.60	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-2-1	4,941,605.44	5,154,317.88	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-1-2	1,661,057.02	2,545,364.35	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7-A-2-2	1,661,057.02	2,545,364.35	01/01/25	12/31/25	--	0.00	0.00	41,424.19	41,424.19	0.00	0.00
8-A-3-1	10,865,070.12	2,211,883.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8-A-3-2	10,865,070.12	2,211,883.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,760,235.72	3,261,981.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,246,883.95	2,114,325.17	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11-A-2	7,019,377.00	6,196,512.16	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,834,335.51	894,379.92	04/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,258,352.99	2,363,848.15	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
14	1,957,774.32	1,915,599.99	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,782,353.12	1,845,833.62	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,916,625.62	1,849,337.13	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A-1-3	0.00	8,747,961.00	01/01/24	12/31/24	--	0.00	0.00	98,952.88	98,952.88	0.00	0.00
18	2,082,087.58	1,952,425.76	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19-A-1-2	10,535,099.00	11,201,786.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,316,615.47	1,338,609.75	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	1,137,846.00	1,254,388.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,300,709.00	1,158,873.75	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24-A-6	7,640,508.50	8,353,465.02	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,295,519.94	1,605,743.73	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	761,237.96	781,725.15	01/01/25	12/31/25	06/11/26	1,435,661.42	28,388.21	53,268.93	402,203.67	102,252.45	0.00
27	1,055,515.84	1,024,380.28	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28-A-2	11,621,306.00	12,566,273.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,021,044.28	1,039,428.08	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,236,451.40	1,330,240.65	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,345,127.37	1,300,732.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,832,102.91	813,557.65	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33-A-2	4,791,603.81	4,078,641.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	718,017.05	748,210.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	40,128.91	0.00
35	297,406.39	373,378.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	479,136,630.38	584,425,353.10				1,435,661.42	28,388.21	193,646.00	542,580.74	142,381.36	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	9,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205130%	7.184391%	79
07/17/26	0	0.00	0	0.00	1	9,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205138%	7.184400%	80
06/17/26	0	0.00	0	0.00	1	9,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205149%	7.184411%	81
05/15/26	0	0.00	0	0.00	1	9,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205156%	7.184419%	82
04/17/26	0	0.00	1	9,450,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205167%	7.184430%	83
03/17/26	0	0.00	1	15,610,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205175%	7.184438%	84
02/18/26	0	0.00	1	15,610,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205191%	7.184455%	85
01/16/26	1	6,390,000.00	1	15,610,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205198%	7.184463%	86
12/17/25	1	15,610,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205206%	7.184471%	87
11/18/25	1	15,610,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205216%	7.184482%	88
10/20/25	1	15,610,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205223%	7.184489%	89
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.205233%	7.184500%	90
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7-A-2-2	10250899	07/06/26	0	B	41,424.19	41,424.19	0.00	6,390,000.00
17-A-1-3	10250910	07/06/26	0	B	98,952.88	98,952.88	0.00	15,610,000.00	09/26/25	98
26	10250917	01/06/26	6	6	53,268.93	402,203.67	134,813.40	9,450,000.00	04/08/26	2
Totals					193,646.00	542,580.74	134,813.40	31,450,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		96,479,390	96,479,390	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		592,156,773	582,706,773	9,450,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	688,636,163	679,186,163	0	0	9,450,000	0
Jul-26	688,782,632	679,332,632	0	0	9,450,000	0
Jun-26	688,946,292	679,496,292	0	0	9,450,000	0
May-26	689,090,838	679,640,838	0	0	9,450,000	0
Apr-26	689,252,648	679,802,648	0	9,450,000	0	0
Mar-26	689,395,294	673,785,294	0	15,610,000	0	0
Feb-26	689,591,740	673,981,740	0	15,610,000	0	0
Jan-26	689,732,281	667,732,281	6,390,000	15,610,000	0	0
Dec-25	689,871,951	674,261,951	15,610,000	0	0	0
Nov-25	690,029,071	674,419,071	15,610,000	0	0	0
Oct-25	690,166,901	674,556,901	15,610,000	0	0	0
Sep-25	690,322,251	690,322,251	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
17-A-1-3	10250910	15,610,000.00	15,610,000.00	95,200,000.00	07/18/23	8,497,711.00	1.39000	12/31/24	10/06/33	I/O
26	10250917	9,450,000.00	9,450,000.00	9,200,000.00	05/12/26	758,725.15	1.02000	12/31/25	12/06/33	I/O
Totals		25,060,000.00	25,060,000.00	104,400,000.00		9,256,436.15

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17-A-1-3	10250910	MF	TX	09/26/25	98

8/11/2026 The loan remains subject to active cash management, and the Special Servicer continues to enforce compliance with all terms and conditions of the loan documents. The Borrower and Special Servicer remain in active discussions regarding the completion of all required renovations and compliance with all provisions under the loan documents. As of end of March 2026, the portfolio was 84% occupied.

26	10250917	MF	CT	04/08/26	2

8/11/2026 Loan transferred to special servicing effective April 8, 2026 due to Payment Default and the loan is due for the February 2026 monthly loan payment. Special Servicer and Borrower are in discussions pertaining to a potential forbearance of the loan. Trust counsel has filed a foreclosure complaint and receivership motion. The court has set a conference on the receiver motion for 8/6/2026. The special servicer is simultaneously evaluating proposed loan resolution options with the Borrower to deter mine the optimal path to maximize recovery to the Trust.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
17-A-1-3	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	3,500.00	0.00	0.00	9,565.59	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,000.00	0.00	0.00	9,565.59	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		16,565.59

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Supplemental Notes
None

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